Earnings (Loss) per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Anti-dilutive instruments excluded from computation of earnings (loss) per share (in shares)	800,000	620,000	620,000